Employee Benefit Plans - Schedule of Amounts Related to Plan recognized as Component of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Net actuarial gain	$ (2,635)	$ (2,195)	$ (14,286)
Amortization of actuarial loss	(3,347)	(3,645)	(6,770)
Total recognized in other comprehensive income	$ (5,982)	$ (5,840)	$ (21,056)